Property and Equipment, Net - Schedule of Property and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 105	$ 97
Less accumulated depreciation and amortization	(93)	(74)
Total	12	23
Computer Hardware [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	67	61
Computer Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	23	23
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 13	$ 13